CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Convertible Note Payable [Abstract]
Convertible Note Payable [Text Block]
NOTE 9 – CONVERTIBLE NOTES PAYABLE

The Company’s total convertible notes payable at September 30, 2015 was $204,861, representing a net decrease of $193,925 for the nine-months ended September 30, 2015.  The following table shows the components of convertible notes payable at September 30, 2015 and December 31, 2014, respectively:

	September 30,	December 31,
	2015	2014
Total convertible notes payable at beginning of period	$398,786	$873,263
Plus: additional notes payable	526,315	-
Less: beneficial conversion feature	(30,785)	-
Less: note conversions	(689,455)	(474,477)

Convertible notes payable, net	204,861	398,786
Less: current portion, net	(153,646)	(9,608)

Convertible notes payable, net, long-term portion	$51,215	$389,178

In October 2014, the Company’s Board of Directors approved a funding initiative for $750,000 to fund a software development effort for feature and function enhancements to enable the COPsync Network and COPsync911 threat alert system to more readily scale nationwide, of which $484,315 and $30,000 was raised in the first and second quarters of 2015, respectively.  The investment security is a three-year convertible promissory note, which bears interest at the rate of two percent simple interest per year, payable in cash.  The principal amount of the note is convertible into shares of the Company’s common stock at the rate of $11.00 per share.  The promissory note may be prepaid by the Company under certain conditions.

With each new issuance of convertible debt, the Company evaluates whether there is a beneficial conversion feature.   A beneficial conversion feature arises when the conversion price of a convertible instrument is below the per-share fair value, or trading price, of the underlying stock into which it is convertible.  The beneficial conversion feature is allocated between the debt and the beneficial conversion feature on relative fair value basis, and the amount allocated to beneficial conversion feature is then amortized as interest expense over the term of the note. The issuer of the convertible instrument realizes a cost based on the theory that the intrinsic value of the price difference (i.e., the price difference times the number of shares received upon conversion) represents an additional financing cost.  The Company determined the aggregate beneficial conversion feature for the convertible notes issued during the nine months ended 2015 was $367,155, which was recorded as a discount on non-current notes payable, offset by a benefit to paid-in capital.  For the nine-months ended September 30, 2015, $336,370 of the beneficial conversion feature was amortized to beneficial conversion costs.

On February 6, 2015, a single note holder elected to immediately convert his $65,000 convertible promissory note into 6,500 shares of the Company’s common stock at an exercise price of $10.00 per share, rather than $11.00 per share as set forth in the forms of his convertible promissory note.  The Company offered the slightly lower exercise price as an inducement for the note holder’s decision to immediately convert the note.  Additionally, the holder was granted warrants to purchase 6,500 additional shares of the Company’s common stock at $20.00 per share (see Note 12).

At March 31, 2015, the Company reclassified $337,532 in aggregate principal amount of eight convertible notes issued in fiscal year 2011 and maturing on March 31, 2016, from long-term liabilities to current liabilities on the Company’s Balance Sheet.

In September 2015, several of the Company’s note holders converted $689,455 of the Company’s debt into shares of the Company’s common stock.  The conversion stock price ranged from $5.00 to $10.00 per share for 30,188 shares issued in September 2015.

 NOTE 9 -       CONVERTIBLE NOTES PAYABLE

For the twelve months ended December 31 2014, holders of nine convertible notes elected to convert their notes into shares of the Company’s common stock.  The total principal amount of the converted notes was $215,378.  Accrued and unpaid interest for one convertible note in the amount of $107 was also converted into shares of the Company’s common stock.  Accrued and unpaid interest for the other eight convertible notes was paid in cash to the note holders.  As a result of these conversions, the Company issued a total of 43,097 shares of its common stock, at a conversion price of $5.00 per share, pursuant to the terms of the notes.

During the first quarter of 2013, the Company issued a $120,532 convertible note to its chief executive officer following the receipt of $120,000 in cash, which the Company used for the repayment of the principal amount of a $120,000 demand note, representing a loan made to the Company by its chief executive officer in December 2012.  The demand note had accrued $532 of interest, which was included in the principal amount of the convertible note.  The convertible note bore 3% interest per annum, was originally due on March 31, 2014, but the maturity date was extended to March 31, 2016.  The convertible note may be converted at the holder’s option into shares of the Company’s common stock at a conversion price of $5.00 per share.

During the first quarter of 2013, the holder of one convertible note elected to convert the note into shares of the Company’s common stock.  The principal amount of the converted note on the date of conversion was $19,100.  The Company issued a total of 3,820 shares of its common stock, at the conversion price of $5.00 per share, pursuant to the terms of the note.

During the second quarter of 2013, the Company issued two convertible notes to individual investors in exchange for an aggregate investment of $40,000.  The convertible notes bore interest at 3% per annum, with one $20,000 convertible note maturing in May 2015 and the other $20,000 note maturing in June 2016.  The convertible notes may be converted at the holder’s option into shares of the Company’s common stock at a conversion price of $5.00 per share.

During the third quarter of 2013, the Company issued a $40,000 convertible note to its chief executive officer in exchange for an investment of $40,000.  The convertible note bore interest at 3% per annum and originally matured in the first quarter of 2014, but the maturity date was extended to March 31, 2016.  The convertible note may be converted at the holder’s option into shares of the Company’s common stock at a conversion price of $5.00 per share.

During the fourth quarter of 2013, the spouse of the Company’s chief executive officer loaned the Company $60,000, which was evidenced by a demand promissory note.  The demand note was replaced shortly thereafter with a new $60,000 convertible promissory note, also bearing interest at 3% per annum, and originally due March 31, 2014, but the maturity date was extended to March 31, 2016.  The convertible note may be converted at the holder’s option into shares of the Company’s common stock at a conversion price of $5.00 per share.

At December 31, 2013, the Company had outstanding convertible notes totaling $574,163 scheduled to mature on March 31, 2014.  During the first quarter of 2014, all but one of the holders of these convertible promissory notes, representing $554,163 in principal aggregate amount, elected to execute either a one-year or two-year extension of the maturity dates of the original notes.  The other holder elected to convert his $20,000 convertible promissory note into shares of the Company’s common stock at a conversion price of $5.00 per share.  The principal amount of the note was converted in fiscal 2014.

As a result of the extension of the maturity of these notes and consistent with applicable accounting guidelines, the Company reclassified the aggregate principal value of $554,163 for the converted notes from Current Liabilities to Long-Term Liabilities on the Company’s Balance Sheet for the year ended December 31, 2013.

The Company accrued interest on outstanding convertible notes in the amount of $16,341 and $13,989 for the years ended December 31, 2014 and 2013, respectively.

Convertible notes payable at December 31 are summarized as follows:

	December 31,	December 31,
	2014	2013
Total convertible notes payable	$873,263	$873,263
Less: note conversions	$474,477	$259,100

Convertible notes payable, net	$398,786	$614,163
Less: current portion	$9,608	$20,000

Convertible notes payable, net, long-term portion	$389,178	$594,163